Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)	1,171,393
Granted (in shares)	167,557
Exercised (in shares)	(226,888)
Forfeited (in shares)	(6,580)
Outstanding at end of period (in shares)	1,105,482
Exercisable at end of period	562,223
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 56.02
Granted (USD per share)	118.90
Exercised (USD per share)	45.58
Forfeited (USD per share)	37.07
Outstanding at end of period (USD per share)	67.80
Exercisable at end of period (USD per share)	48.81
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	17.15
Granted (USD per share)	36.84	$ 25.06
Exercised (USD per share)	14.59
Forfeited (USD per share)	12.32
Outstanding at end of period (USD per share)	20.69
Exercisable at end of period (USD per share)	$ 15.39
Weighted Average Remaining Contractual Life
Outstanding at end of period	5 years 29 days
Exercisable at end of period	3 years 9 months 18 days